Document and Entity Information	Jul. 24, 2025
Details
Registrant CIK	0001812447
Registrant Name	SKY QUARRY INC.
SEC Form	8-K
Period End date	Jul. 24, 2025
Tax Identification Number (TIN)	84-1803091
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-42296
Entity Address, Address Line One	707 W. 700 South
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Woods Cross
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84087
City Area Code	424
Local Phone Number	394-1090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false